Shareholder Report, Holdings (Details) - WealthTrust DBS Long Term Growth ETF	Jul. 31, 2024
Invesco QQQ Trust Series ETF
Holdings [Line Items]
Percent of Net Asset Value	11.62%
Invesco S&P 500® Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	6.77%
SPDR Gold Shares ETF
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.07%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.62%
iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Alphabet, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
LARGE CAP ETFS
Holdings [Line Items]
Percent of Net Asset Value	20.93%
METALS ETFS
Holdings [Line Items]
Percent of Net Asset Value	7.09%
SMALL CAP ETFS
Holdings [Line Items]
Percent of Net Asset Value	4.15%
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	10.52%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	11.53%
CONSMER STAPLES
Holdings [Line Items]
Percent of Net Asset Value	4.32%
ENERGY
Holdings [Line Items]
Percent of Net Asset Value	3.97%
FINANCIALS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
HEALTH CARE
Holdings [Line Items]
Percent of Net Asset Value	6.64%
INDUSTRIALS
Holdings [Line Items]
Percent of Net Asset Value	5.46%
INFORMATION TECHNOLOGY
Holdings [Line Items]
Percent of Net Asset Value	12.28%